Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Cash flows from operating activities
Net loss attributable to the Company	$ 3,171,403	$ (209,543)	$ (6,763,467)	$ (2,522,015)
Non-controlling interest in loss of consolidated subsidiaries	650,659	(915)	(1,824)	(1,838)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	707	386	386	1,947
Issuance of Class B common stock for refinery start-up costs			150,000
Stock-based compensation	227,125	47,254	149,921	13,815
Amortization of debt discount	475,143		93,498	375,617
Loss on derivative liabilities	(3,952,554)	(33,108)	6,105,727	395,619
(Gain) loss on extinguishment of debt	(475,587)		(207,803)	1,365,521
Decrease in deposits	(900)			10,000
Amortization of deferred loan costs				8,822
Convertible note payable issued for commitment fee	80,000
Interest expense added to convertible note principal	38,247
Gain on assignment and assumption agreement	(1,090,271)
Increase (decrease) in:
Accounts payable	135,039	90,766	49,201	(12,985)
Accrued expenses	67,433	71,955	142,952	291,386
Net cash used in operating activities	(673,556)	(33,205)	(281,409)	(74,111)
Cash flows from investing activities:
Purchase of property and equipment	(101,910)
Net cash provided by investing activities	(101,910)
Cash flows from financing activities:
Proceeds from common stock payable		32,384	49,741	75,000
Proceeds from issuance of common stock			76,369
Proceeds from convertible notes payable, net	771,250		208,782
Net cash provided by financing activities	771,250	32,384	334,892	75,000
Net increase in cash	(4,216)	(821)	53,483	889
Cash, beginning of year	54,513	1,030	1,030	141
Cash, end of year	50,297	209	54,513	1,030
Supplemental disclosures:
Interest paid
Income taxes paid
Common stock payable contributed to capital			90,000
Common shares issued for common stock payable	307,978	2,935,000	(3,064,332)
Common shares issued for conversion of convertible note payable and derivative liabilities			(184,909)
Common shares issued for accounts payable			(5,725)
Common shares issued for accrued expenses	4,400		(416)
Derivative liabilities for debt discount	1,043,220		208,782
Adjustment to common stock and additional paid-in capital				(39)
Accrued expenses contributed to capital				2,340,844
Common shares issued for preferred stock and accrued dividends				(1,410,685)
Notes payable converted to common stock payable				1,950,000
Notes payable – related party contributed to capital				149,253
Accrued expenses converted to common stock payable				$ 14,292
Settlement of convertible preferred stock and accrued interest for common stock	1,906,006
Settlement of convertible notes payable and accrued interest for common stock	124,800
Accrued interest payable added to convertible note principal	$ 8,723